Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Impairments of goodwill	$ 0	$ 0	$ 0
Goodwill associated with merger	1,200,000,000
Amortization expense on intangible assets	20,200,000	18,600,000	18,000,000
2013	20,200,000
2014	16,200,000
2015	12,600,000
2016	11,600,000
2017	$ 10,700,000